                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                       UNITED STATES                 OMB Number:       3235-0006
            SECURITIES AND EXCHANGE COMMISSION       Expires:  February 28, 1997
                  Washington, D.C. 20549             Estimated average burden
                                                     Hours per response....24.60
                                                     ---------------------------
                         FORM 13F
                                                     ---------------------------
                                                            SEC USE ONLY
                                                     ---------------------------

                                                     ---------------------------

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2003

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

     Michael B. Elefante
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes     60 State Street      Boston,        MA          02109
--------------------------------------------------------------------------------
Business Address           (Street)             (City)         (State)     (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

--------------------------------    ATTENTION    -------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2003.

                                     Michael B. Elefante
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     ___________________________________________
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                       13F File No.:           Name:                                         13F File No.:
1.  Timothy F. Fidgeon                      28-06169                6.  State Street Boston Corp.                 28-399
-----------------------------------------   ------------------      ----------------------------------------      ----------------
2.  Fiduciary Trust Co.                     28-471                  7.
-----------------------------------------   ------------------      ----------------------------------------      ----------------
3.  Gannett, Welsh & Kotler                 28-4145                 8.
-----------------------------------------   ------------------      ----------------------------------------      ----------------
4.  Roy A. Hammer                           28-5798                 9.
-----------------------------------------   ------------------      ----------------------------------------      ----------------
5.  Kurt F. Somerville (32)*                28-10379                10.
-----------------------------------------   ------------------      ----------------------------------------      ----------------

* Refers to manager number on attached detail in Item 7.

                                                                                                                             PAGE: 1
AS OF: JUNE 30, 2003                                         FORM 13F                        SEC FILE # MICHAEL B. ELEFANTE\28-06281
       ITEM 1:                    ITEM 2:     ITEM 3:       ITEM 4:     ITEM 5:           ITEM 6:       ITEM 7:        ITEM 8:
    NAME OF ISSUER            TITLE OF CLASS  CUSIP      FAIR MARKET   SHARES OR         INVESTMENT    MANAGERS   VOTING AUTHORITY
                                              NUMBER        VALUE      PRINCIPAL         DISCRETION               (A)   (B)   (C)
                                                                        AMOUNT           (A) (B) (C)              SOLE SHARED NONE
A E S CORP.                   COMMON STOCK   00130H105       263525       41500                  xx                    41500

AMGEN INC.                    COMMON STOCK   031162100       565436        8575                  xx                     6650
                                                                                                 xx       32            1925

ANALOG DEVICES, INC.          COMMON STOCK   032654105       786932       22600                  xx                    17300
                                                                                                 xx       32            5300

ANALOG DEVICES, INC.          DTD 10/2/2000  032654AD7       600325      590000                  xx                   265000
                              CONV DEB                                                           xx       32          325000

APPLIED MATERIALS INC.        COMMON STOCK   038222105       163944       10350                  xx                    10350

AVERY DENNISON CORP.          COMMON STOCK   053611109       459330        9150                  xx                     7150
                                                                                                 xx       32            2000

BP PLC ADR                    COMMON STOCK   055622104       997303       23734                  xx                    14510
                                                                                                 xx       32            9224

BERKSHIRE HATHAWAY INC.       CLASS B        084670207       391230         161                  xx                       63
                                                                                                 xx       32              98

                                                                                                                             PAGE: 2
AS OF: JUNE 30, 2003                                         FORM 13F                        SEC FILE # MICHAEL B. ELEFANTE\28-06281
       ITEM 1:                    ITEM 2:     ITEM 3:       ITEM 4:     ITEM 5:           ITEM 6:       ITEM 7:        ITEM 8:
    NAME OF ISSUER            TITLE OF CLASS  CUSIP      FAIR MARKET   SHARES OR         INVESTMENT    MANAGERS   VOTING AUTHORITY
                                              NUMBER        VALUE      PRINCIPAL         DISCRETION               (A)   (B)   (C)
                                                                        AMOUNT           (A) (B) (C)              SOLE SHARED NONE
BRISTOL-MYERS SQUIBB CO.      COMMON STOCK   110122108       346163       12750                  xx                     7750
                                                                                                 xx       32            5000

CABOT MICROELECTRONICS CORP   COMMON STOCK   12709P103       208024        4125                  xx                     4125

CALPINE CORP.                 COMMON STOCK   131347106       127050       19250                  xx                    19250

CANADIAN NATIONAL RAILWAY     COMMON STOCK   136375102       299212        6200                  xx                     3650
CO.                                                                                              xx       32            2550

CAPITOL ONE FINL CORP.        COMMON STOCK   14040H105       526226       10700                  xx                    10700

CARDINAL HEALTH CARE INC.     COMMON STOCK   14149Y108       234695        3650                  xx                     3650

CEDAR FAIR L P                COMMON STOCK   150185106       274400        9800                  xx                     9800

CENTERPOINT ENERGY INC.       COMMON STOCK   15189T107        88835       10900                  xx                    10900

                                                                                                                             PAGE: 3
AS OF: JUNE 30, 2003                                         FORM 13F                        SEC FILE # MICHAEL B. ELEFANTE\28-06281
       ITEM 1:                    ITEM 2:     ITEM 3:       ITEM 4:     ITEM 5:           ITEM 6:       ITEM 7:        ITEM 8:
    NAME OF ISSUER            TITLE OF CLASS  CUSIP      FAIR MARKET   SHARES OR         INVESTMENT    MANAGERS   VOTING AUTHORITY
                                              NUMBER        VALUE      PRINCIPAL         DISCRETION               (A)   (B)   (C)
                                                                        AMOUNT           (A) (B) (C)              SOLE SHARED NONE
CISCO SYS INC.                COMMON STOCK   17275R102       205795       12257                  xx                    10482
                                                                                                 xx       32            1775

CITIGROUP INC.                COMMON STOCK   172967101       273192        6383                  xx                     6383

COGNEX                        COMMON STOCK   192422103       329368       14750                  xx                    13350
                                                                                                 xx       32            1400

CONEXANT SYSTEMS INC.         COMMON STOCK   207142100        80222       19146                  xx                    19146

DELL COMPUTER CORP            COMMON STOCK   247025109       221288        6950                  xx                     6950

DEVRY INC.                    COMMON STOCK   251893103       295783       12700                  xx                    12700

DOMINION RESOURCES INC.       V A NEW        25746U109       314923        4900                  xx                     4900

DOW JONES & CO. INC.          COMMON STOCK   260561105      6987125      162378                  xx                    62704
                                                                                                 xx       32           99674

                                                                                                                             PAGE: 4
AS OF: JUNE 30, 2003                                         FORM 13F                        SEC FILE # MICHAEL B. ELEFANTE\28-06281
       ITEM 1:                    ITEM 2:     ITEM 3:       ITEM 4:     ITEM 5:           ITEM 6:       ITEM 7:        ITEM 8:
    NAME OF ISSUER            TITLE OF CLASS  CUSIP      FAIR MARKET   SHARES OR         INVESTMENT    MANAGERS   VOTING AUTHORITY
                                              NUMBER        VALUE      PRINCIPAL         DISCRETION               (A)   (B)   (C)
                                                                        AMOUNT           (A) (B) (C)              SOLE SHARED NONE
DOW JONES & CO. INC.          CLASS B        260561204      7794411      181139                  xx                   112139
                              (RESTRICTED)                                                       xx       32           69000

E I DU PONT DE NEMOURS & CO.  COMMON STOCK   263534109       297726        7150                  xx                     7150

E M C CORP.                   COMMON STOCK   268648102       297348       28400                  xx                    24800
                                                                                                 xx       32            3600

EMERSON ELECTRIC CO.          COMMON STOCK   291011104       507168        9925                  xx                     5925
                                                                                                 xx       32            4000

ENCANA CORP                   COMMON STOCK   292505104       251324        6550                  xx                     4950
                                                                                                 xx       32            1600

EXXON MOBIL CORP.             COMMON STOCK   30231G102       829521       23100                  xx                    14300
                                                                                                 xx       32            8800

FLEETBOSTON FINANCIAL CORP.   COMMON STOCK   339030108       436737       14700                  xx                    14700

FUEL CELL ENERGY INC.         COMMON STOCK   35952H106       220721       26950                  xx                    22550
                                                                                                 xx       32            4400

                                                                                                                             PAGE: 5
AS OF: JUNE 30, 2003                                         FORM 13F                        SEC FILE # MICHAEL B. ELEFANTE\28-06281
       ITEM 1:                    ITEM 2:     ITEM 3:       ITEM 4:     ITEM 5:           ITEM 6:       ITEM 7:        ITEM 8:
    NAME OF ISSUER            TITLE OF CLASS  CUSIP      FAIR MARKET   SHARES OR         INVESTMENT    MANAGERS   VOTING AUTHORITY
                                              NUMBER        VALUE      PRINCIPAL         DISCRETION               (A)   (B)   (C)
                                                                        AMOUNT           (A) (B) (C)              SOLE SHARED NONE
GENERAL ELECTRIC CO.          COMMON STOCK   369604103      1310819       45705                  xx                    37205
                                                                                                 xx       32            8500

GENERAL MILLS INC.            COMMON STOCK   370334104       361501        7625                  xx                     7625

HELMERICH & PAYNE INC.        COMMON STOCK   423452101       256960        8800                  xx                     6500
                                                                                                 xx       32            2300

IGEN INTERNATIONAL INC.       COMMON STOCK   449536101       336798       10750                  xx                     7450
                                                                                                 xx       32            3300

IGATE CORP.                   COMMON STOCK   45169U105        70238       20300                  xx                    20300

INSIGHT COMMUNICATIONS CL A   COMMON STOCK   45768V108       178756       13400                  xx                    13400

INTEL CORPORATION             COMMON STOCK   458140100      1218467       58552                  xx                    43952
                                                                                                 xx       32           14600

                                                                                                                             PAGE: 6
AS OF: JUNE 30, 2003                                         FORM 13F                        SEC FILE # MICHAEL B. ELEFANTE\28-06281
       ITEM 1:                    ITEM 2:     ITEM 3:       ITEM 4:     ITEM 5:           ITEM 6:       ITEM 7:        ITEM 8:
    NAME OF ISSUER            TITLE OF CLASS  CUSIP      FAIR MARKET   SHARES OR         INVESTMENT    MANAGERS   VOTING AUTHORITY
                                              NUMBER        VALUE      PRINCIPAL         DISCRETION               (A)   (B)   (C)
                                                                        AMOUNT           (A) (B) (C)              SOLE SHARED NONE
JEFFERSON-PILOT CORP.         COMMON STOCK   475070108       899102       21686                  xx                    12112
                                                                                                 xx       32            9574

JOHNSON & JOHNSON             COMMON STOCK   478160104      1526960       29535                  xx                    17935
                                                                                                 xx       32           11600

KOPIN                         COMMON STOCK   500600101       264634       43100                  xx                    32400
                                                                                                 xx       32           10700

LOWES COMPANIES INC.          COMMON STOCK   548661107       223340        5200                  xx                     5200

MERCK & CO. INC.              COMMON STOCK   589331107      1471365       24300                  xx                    15400
                                                                                                 xx       32            8900

MICROSOFT CORP.               COMMON STOCK   594918104       546132       21300                  xx                    21300

N C O GROUP INC.              COMMON STOCK   628858102       192065       10700                  xx                    10700

NOKIA CORP. ADR A             COMMON STOCK   654902204       285471       17375                  xx                    13875
                                                                                                 xx       32            3500

                                                                                                                             PAGE: 7
AS OF: JUNE 30, 2003                                         FORM 13F                        SEC FILE # MICHAEL B. ELEFANTE\28-06281
       ITEM 1:                    ITEM 2:     ITEM 3:       ITEM 4:     ITEM 5:           ITEM 6:       ITEM 7:        ITEM 8:
    NAME OF ISSUER            TITLE OF CLASS  CUSIP      FAIR MARKET   SHARES OR         INVESTMENT    MANAGERS   VOTING AUTHORITY
                                              NUMBER        VALUE      PRINCIPAL         DISCRETION               (A)   (B)   (C)
                                                                        AMOUNT           (A) (B) (C)              SOLE SHARED NONE
NOBLE ENERGY INC.             COMMON STOCK   655044105       230580        6100                  xx                     6100

NVIDIA CORP                   CONV SUB       67066GAA2       516100      520000                  xx                   445000
                              DEB                                                                xx       32           75000

PEPSICO INC.                  COMMON STOCK   713448108       424975        9550                  xx                     8150
                                                                                                 xx       32            1400

PFIZER INC.                   COMMON STOCK   717081103       493468       14450                  xx                    13350
                                                                                                 xx       32            1100

PROCTER & GAMBLE CO.          COMMON STOCK   742718109       445900        5000                  xx                     4500
                                                                                                 xx       32             500

QUESTAR CORP.                 COMMON STOCK   748356102       296210        8850                  xx                     8850

ROCKWELL AUTOMATION INC       COMMON STOCK   773903109       216515        9082                  xx                     9082

ROCKWELL COLLINS INC          COMMON STOCK   774341101       201966        8200                  xx                     8200

                                                                                                                             PAGE: 8
AS OF: JUNE 30, 2003                                         FORM 13F                        SEC FILE # MICHAEL B. ELEFANTE\28-06281
       ITEM 1:                    ITEM 2:     ITEM 3:       ITEM 4:     ITEM 5:           ITEM 6:       ITEM 7:        ITEM 8:
    NAME OF ISSUER            TITLE OF CLASS  CUSIP      FAIR MARKET   SHARES OR         INVESTMENT    MANAGERS   VOTING AUTHORITY
                                              NUMBER        VALUE      PRINCIPAL         DISCRETION               (A)   (B)   (C)
                                                                        AMOUNT           (A) (B) (C)              SOLE SHARED NONE
J M SMUCKER CO NEW            COMMON STOCK   832696405       215406        5400                  xx                     3700
                                                                                                 xx       32            1700

STANDARD PACIFIC CORP.        COMMON STOCK   85375C101       271912        8200                  xx                     8200

3 M COMPANY                   COMMON STOCK   88579Y101       509471        3950                  xx                     1550
                                                                                                 xx       32            2400

TRAVELERS PPTY CAS CORP. NEW  CL A           89420G109       172022       10819                  xx                    10819

UNIVERSAL FOREST PRODUCTS     COMMON STOCK   913543104       228246       10900                  xx                    10900

WYETH                         COMMON STOCK   983024100       332515        7300                  xx                     7300

AGGREGATE TOTAL:                                         39,373,176